10-Q Property, plant and equipment, net - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Property, Plant, and Equipment [Abstract]
Impairment loss	$ 0	$ 3,695	$ 9,080	$ 54,245	[1]	$ 67,076	[1]
Sale leaseback arrangement, impairment loss	$ 0	$ 400	$ 900	$ 18,900		$ 200

[1]
(1) Amounts reported in the Company’s Annual Financial Statements for the years ended December 31, 2023 have been recast to reflect reclassification of Missouri and Hemp-derived THC operations as discontinued operations.